Note 10 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Net operating loss carryforward	$ 14,737,240	$ 15,328,336
Research and development tax credit carryforward	1,189,110	1,122,536
Stock-based compensation expense	4,870	1,877,284
Accrued salaries and directors’ fees	72,721	450,503
Depreciation	0	8,571
Total deferred tax assets	16,003,941	18,787,230
Depreciation	28,274	0
Net deferred tax assets	15,975,667	18,787,230
Valuation allowance	(15,975,667)	(18,787,230)
Net deferred tax asset after reduction for valuation allowance	$ (0)	$ (0)